Commitments, Legal Proceedings and Contingencies, and Guarantees Level 4 Commitments, Legal Proceedings and Contingencies, and Guarantees (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Log and fiber purchase obligations		$ 227,000,000
Utility purchase commitments		8,600,000
Senior Notes [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Long-term debt (senior notes)	$ 250,000,000	$ 250,000,000	$ 0
Interest rate	6.375%	6.375%